Loans - Consolidated contractual maturity distribution (Details) $ in Millions	Sep. 30, 2018 AUD ($)
Financial assets
Loans and receivables, contractual maturity amount	$ 712,504
Australia
Financial assets
Loans and receivables, contractual maturity amount	622,085
Overseas
Financial assets
Loans and receivables, contractual maturity amount	90,419
No later than one year
Financial assets
Loans and receivables, contractual maturity amount	95,946
No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	71,122
No later than one year | Overseas
Financial assets
Loans and receivables, contractual maturity amount	24,824
Over 1 Year to 5 Years
Financial assets
Loans and receivables, contractual maturity amount	125,791
Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	106,833
Over 1 Year to 5 Years | Overseas
Financial assets
Loans and receivables, contractual maturity amount	18,958
Over 5 Years
Financial assets
Loans and receivables, contractual maturity amount	490,767
Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	444,130
Over 5 Years | Overseas
Financial assets
Loans and receivables, contractual maturity amount	46,637
Accommodation, cafes and restaurants | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,297
Accommodation, cafes and restaurants | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,381
Accommodation, cafes and restaurants | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,457
Accommodation, cafes and restaurants | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	459
Agriculture, forestry and fishing | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,642
Agriculture, forestry and fishing | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,173
Agriculture, forestry and fishing | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,763
Agriculture, forestry and fishing | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	706
Construction | Australia
Financial assets
Loans and receivables, contractual maturity amount	6,751
Construction | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,647
Construction | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,301
Construction | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	803
Finance and insurance | Australia
Financial assets
Loans and receivables, contractual maturity amount	14,059
Finance and insurance | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,465
Finance and insurance | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,896
Finance and insurance | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,698
Government, administration and defence | Australia
Financial assets
Loans and receivables, contractual maturity amount	628
Government, administration and defence | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	125
Government, administration and defence | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	174
Government, administration and defence | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	329
Manufacturing | Australia
Financial assets
Loans and receivables, contractual maturity amount	9,298
Manufacturing | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,263
Manufacturing | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,701
Manufacturing | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,334
Mining | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,311
Mining | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	548
Mining | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,281
Mining | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,482
Property | Australia
Financial assets
Loans and receivables, contractual maturity amount	45,471
Property | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	19,019
Property | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	22,782
Property | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,670
Property services and business services | Australia
Financial assets
Loans and receivables, contractual maturity amount	13,477
Property services and business services | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,029
Property services and business services | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,547
Property services and business services | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,901
Services | Australia
Financial assets
Loans and receivables, contractual maturity amount	12,158
Services | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,248
Services | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,185
Services | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,725
Trade | Australia
Financial assets
Loans and receivables, contractual maturity amount	16,501
Trade | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	6,737
Trade | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,048
Trade | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,716
Transport and storage | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,853
Transport and storage | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,688
Transport and storage | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,660
Transport and storage | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,505
Utilities | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,350
Utilities | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,105
Utilities | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,625
Utilities | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	620
Retail lending | Australia
Financial assets
Loans and receivables, contractual maturity amount	463,609
Retail lending | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	14,618
Retail lending | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	24,316
Retail lending | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	424,675
Other | Australia
Financial assets
Loans and receivables, contractual maturity amount	6,680
Other | No later than one year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,076
Other | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,097
Other | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	$ 1,507